BRIDGE NOTES PAYABLE (Details) - Varian Biopharmaceuticals [Member]	6 Months Ended
Jun. 30, 2022 USD ($)
Debt Instrument [Line Items]
Balance at beginning
Cash received from issuance of bridge notes, net	1,965,000
LoansPayableConvertedIntoBridgeNotes	660,414
Interest accrued on bridge notes	178,430
Accretion of discount on bridge notes	426,095
Balance at ending	3,229,939
Bridge Notes Payable Related Parties [Member]
Debt Instrument [Line Items]
Balance at beginning
Cash received from issuance of bridge notes, net	470,000
LoansPayableConvertedIntoBridgeNotes	660,414
Interest accrued on bridge notes	75,815
Accretion of discount on bridge notes	181,049
Balance at ending	1,387,278
Bridge Notes Payable Other [Member]
Debt Instrument [Line Items]
Balance at beginning
Cash received from issuance of bridge notes, net	1,495,000
LoansPayableConvertedIntoBridgeNotes
Interest accrued on bridge notes	102,615
Accretion of discount on bridge notes	245,046
Balance at ending	$ 1,842,661